Schedule of Investment Holdings of Investments (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Schedule of Investments [Line Items]
Beginning balance, Bitcoin			1,937.86	2,750.14	2,750.14	2,792.88
Beginning balance, Fair Value			$ 180,982,533	$ 115,545,433	$ 115,545,433	$ 46,253,445
Bitcoin distributed for redemptions, Bitcoin					(788.11)
Bitcoin distributed for redemptions, Fair Value					$ (54,057,318)
Bitcoin distributed for Management Fee, related party, Bitcoin			(4.72)		(10.82)	(13.57)
Bitcoin distributed for Management Fee, related party, Fair Value			$ (447,332)		$ (672,027)	$ (376,173)
Bitcoin distributed for other fees, Bitcoin			(6.64)		(13.35)	(29.17)
Bitcoin distributed for other fees, Fair Value			$ (588,511)		$ (813,233)	$ (832,036)
Net realized gain on investment in Bitcoin, Fair Value	$ 396,190	$ 378,155	995,469	$ 52,062,954	52,607,095	1,039,910
Net change in unrealized appreciation on investment in Bitcoin, Fair Value			$ 26,646,482		$ 68,348,645	$ 69,445,176
Ending balance, Bitcoin	1,926.50		1,926.50		1,937.86	2,750.14
Ending balance, Fair Value	$ 207,588,327		$ 207,588,327		$ 180,982,533	$ 115,545,433
On Investment in Bitcoin [Member]
Schedule of Investments [Line Items]
Net realized gain on investment in Bitcoin, Fair Value			$ 995,155		$ 52,631,033	$ 1,055,021